Compensation Receivable for Consumption Tax, Net (Details) - Schedule of Compensation Receivable for Consumption Tax, Net - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Compensation Receivable for Consumption Tax, Net [Abstract]
Compensation receivable for consumption tax	$ 9,954,030	$ 23,579,234
Less: allowance for credit losses	(99,526)	(436,145)
Subtotal	9,854,504	23,143,089
Less: compensation receivable for consumption tax, current	(7,133,470)	(3,912,719)
Long-term compensation receivable for consumption tax, net	$ 2,721,034	$ 19,230,370